Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000249922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.88%	6.62%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.53%	5.01%
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	1.17%	6.78%